UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	January 29, 2013

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  170

Form 13F Information Table Value Total: $3,902,500

List of Other Included Managers:  None



                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Aspen Insurance Hld     PFD PRP INC EQ	G05384113	16,884		283150			Sole	283,150
Bank of America	        7.25%CNV PFD L	060505682	 8,842 		 7,790 			Sole	7,790
Emmis Communications	PFD CV SER A	291525202	 5,220 		 491,510 		Sole	491,510
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 79,765 	 568,230 		Sole	568,230
Stanley Black & Decker 	UNIT 99/99/9999	854502309	 155,413 	 1,272,574 		Sole	1,272,574
Wells Fargo & Company	PERP PFD CNV A	949746804	 9,298 		 7,590 			Sole	7,590
AuRico Gold Inc.	COM	        05155C105	 908 		 110,950 		Sole	110,950
Cumulus Media Inc	CL A	        231082108	 298 		 111,433 		Sole	111,433
Durect Corporation	COM	        266605104	 814 		 884,940 		Sole	884,940
Fly Leasing	        SPONSORED ADR	34407D109	 272 		 22,097 		Sole	22,097
Goldcorp, Inc.	        COM	        380956409	 697 		 19,000 		Sole	19,000
Intel Corp.	        COM	        458140100	 1,860 		 90,200 		Sole	90,200
International Game Tech	COM	        459902102	 283 		 20,000 		Sole	20,000
Iridium Communications	COM	        46269C102	 655 		 97,422 		Sole	97,422
ProShares Ultra 	ULT VIX S/T ETF	74347W411	 1,045 		 50,000 		Sole	50,000
ProShares UltraPro 	ULTPRO SH 20YR	74347X740	 1,041 		 60,000 		Sole	60,000
Radio One, Inc	        CL D NON VTG	75040P405	 760 		 1,000,000 		Sole	1,000,000
Sotheby's	        COM	        835898107	 914 		 27,191 		Sole	27,191
Teva Pharm	        ADR	        881624209	 2,069 		 55,397 		Sole	55,397
Owens Corning Series B	*W EXP 10/31/201 690742127	 14 		 13,134 		Sole
General Motors Class A	*W EXP 07/10/201 37045V118	 3,248 		 166,570 		Sole
Kinder Morgan Energy 	*W EXP 05/25/201 49456B119	 34,446 	 9,112,643 		Sole
JP Morgan Chase & Co	*W EXP 10/28/201 46634E114	 2,788 		 235,039 		Sole
General Motors Class B	*W EXP 07/10/201 37045V126	 2,080 		 166,570 		Sole
Zions Bancorporation	*W EXP 05/22/202 989701115	 132 		 46,190 		Sole
American Int'l Group	*W EXP 01/19/202 026874156	 16,417 	 1,189,638 		Sole
Apache Corporation	PFD CONV SER D	037411808	 3,732	         81,882			Sole
Thompson Creek Metals	UNIT 99/99/9999	884768300	 6,472		 304,000		Sole
AGCO Corp	        NOTE 1.250%12/1	001084AM4	 41,998 	 33,266,000 		Sole
Affiliated Mngrs Group	NOTE 3.950% 8/1	008252AL2	 46,550 	 41,890,000 		Sole
Affymetrix, Inc	        NOTE 4.000% 7/0	00826TAH1	 7,822 		 9,575,000 		Sole
AirTran Holdings, Inc	NOTE 5.250%11/0	00949PAD0	   282	         215,000		Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 114,507 	 80,145,000 		Sole
Allegheny Technologies	NOTE 4.250% 6/0	01741RAD4	 116,702 	 106,978,000 		Sole
Alliance One Int'l	NOTE 5.500% 7/1	018772AQ6	 3,372 		 3,428,000 		Sole
Altra Holdings, Inc	NOTE 2.750% 3/0	02208RAE6	 3,502 		 3,169,000 		Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 156,649 	 156,453,000 		Sole
Amgen Inc	        NOTE 0.375% 2/0	031162AQ3	 11,410 	 10,190,000 		Sole
AngloGold Limited	MAND BD CV 13	03512Q206	 597		 16,000			Sole
Annaly Mortgage Mnmt	NOTE 4.000% 2/1	035710AA0	 3,809 		 3,284,000 		Sole
Annaly Mortgage Mngmt	NOTE 5.000% 5/1	035710AB8	 1,073 		 1,060,000 		Sole
A123 Systems Inc.	NOTE 3.750% 4/1	03739TAA6	 4,700 		 7,175,000 		Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 35,686 	 34,355,000 		Sole
Archer-Daniels-Midland	NOTE 0.875% 2/1	039483AW2	 13,505 	 13,500,000 		Sole
Ares Capital Corp	NOTE 5.125% 6/0	04010LAD5	 705 		 660,000 		Sole
BGC Partners, Inc.	NOTE 4.500% 7/1	05541TAD3	 12,641 	 13,834,000 		Sole
Boston Properties	NOTE 3.750% 5/1	10112RAG9	 593 		 545,000 		Sole
Bottomline Tech Inc.	NOTE 1.500%12/0	101388AA4	 2,225 		 2,000,000 		Sole
CMS Energy Corp	        NOTE 5.500% 6/1	125896BD1	 3,565 		 2,000,000 		Sole
Cadence Design Systems	NOTE 2.625% 6/0	127387AJ7	 4,589 		 2,500,000 		Sole
Central European Dist 	NOTE 3.000% 3/1	153435AA0	 2,172 		 4,060,000 		Sole
Chart Industries, Inc	NOTE 2.000% 8/0	16115QAC4	 1,021 		 825,000 		Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 11,103 	 10,587,000 		Sole
Chesapeake Energy Corp	NOTE 2.750%11/1	165167BW6	 3,479 		 3,600,000 		Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167BZ9	 2,369 		 2,625,000 		Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 50,671 	 56,851,000 		Sole
Ciena Corp	        NOTE 0.875% 6/1	171779AE1	 668 		 775,000 		Sole
Comtech Telecomm Corp	NOTE 3.000% 5/0	205826AF7	 2,045 		 2,000,000 		Sole
United Continental Hold	NOTE 4.500% 1/1	210795PU8	 37,339 	 25,840,000 		Sole
Cubist Pharmaceuticals	NOTE 2.500%11/0	229678AD9	 3,938 		 2,500,000 		Sole
Danaher Corporation	NOTE 1/2	235851AF9	 64,875 	 39,923,000 		Sole
Dendreon Corp	        NOTE 2.875% 1/1	24823QAC1	 10,966 	 14,525,000 		Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 5,821 		 3,836,000 		Sole
DryShips Inc	        NOTE 5.000%12/0	262498AB4	 28,503 	 36,368,000 		Sole
EMC Corp B	        NOTE 1.750%12/0	268648AM4	 114,464 	 71,708,000 		Sole
Electronic Arts Inc.	NOTE 0.750% 7/1	285512AA7	 2,107 		 2,275,000 		Sole
Encore Capital Group	NOTE 3.000%11/2	292554AC6	 2,233 		 2,000,000 		Sole
Endeavor Intl Corp	NOTE 5.500% 7/1	29257MAE0	 21,670 	 28,513,000 		Sole
Endo Pharmaceuticals 	NOTE 1.750% 4/1	29264FAB2	 2,710 		 2,450,000 		Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 93,694 	 70,216,000 		Sole
Equinix, Inc	        NOTE 4.750% 6/1	29444UAH9	 5,068 		 2,000,000 		Sole
Exide Technologies	FRNT 9/1	302051AL1	 11,896 	 12,655,000 		Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 2,902 		 2,528,000 		Sole
Fidelity National Fin'l	NOTE 4.250% 8/1	31620RAE5	   233     	 182,000		Sole
Ford Motor Co	        NOTE 4.250%11/1	345370CN8	   806		 504,000		Sole
GT Advanced Tech	NOTE 3.000%10/0	36191UAA4	 7,982 		 11,085,000 		Sole
Genco Shipping & Trad	NOTE 5.000% 8/1	36869MAA3	 13,165 	 36,045,000 		Sole
General Motors Corp	JR PFD CNV SRB	37045V209	25,504		 57,800			Sole
Gilead Sciences, Inc	NOTE 0.625% 5/0	375558AH6	 2,444 		 1,270,000 		Sole
Gilead Sciences, Inc	NOTE 1.000% 5/0	375558AN3	 1,345 		 820,000 		Sole
Gilead Sciences, Inc	NOTE 1.625% 5/0	375558AP8	 29,696 	 17,630,000 		Sole
GMX Resources Inc	NOTE 5.000% 2/0	38011MAB4	 7,276 		 7,331,000 		Sole
GMX Resources Inc	NOTE 4.500% 5/0	38011MAJ7	 5,269 		 10,863,000 		Sole
Goldcorp, Inc	        NOTE 2.000% 8/0	380956AB8	 147,137 	 133,150,000 		Sole
Wilson Greatbatch Tech	SDCV 2.250% 6/1	39153LAB2	 1,908 		 1,906,000 		Sole
Green Plains Ren Energy NOTE 5.750%11/0	393222AB0	 13,000 	 14,130,000 		Sole
Greenbrier Companies	NOTE 3.500% 4/0	393657AH4	 913 		 1,000,000 		Sole
Hawaiian Holdings, Inc	NOTE 5.000% 3/1	419879AD3	 19,273 	 17,266,000 		Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 2,800 		 2,835,000 		Sole
Health Care REIT, Inc	NOTE 3.000%12/0	42217KAR7	   307	         250,000		Sole
Helix Energy Sol Group	NOTE 3.250% 3/1	42330PAG2	   454		 381,000		Sole
Hologic Inc	        FRNT 2.000%12/1	436440AB7	 618 		 550,000 		Sole
Hologic Inc	        DEBT 2.000% 3/0	436440AC5	 3,406 		 3,440,000 		Sole
Home Inns & Hotels	NOTE 2.000%12/1	43713WAB3	 16,132 	 18,200,000 		Sole
Hornbeck Offshore Serv	FRNT 1.625%11/1	440543AE6	 2,028 		 2,000,000 		Sole
Hutchinson Technology 	NOTE 3.250% 1/1	448407AF3	 914 		 914,000 		Sole
Hutchinson Technology 	NOTE 8.500% 1/1	448407AG1	 10,545 	 17,722,000 		Sole
Intel Corp	        SDCV 2.950%12/1	458140AD2	 896 		 865,000 		Sole
Intel Corporation	SDCV 3.250% 8/0	458140AF7	 139,204 	 118,346,000 		Sole
International Game Tech	NOTE 3.250% 5/0	459902AQ5	 71,936 	 69,420,000 		Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 55,647 	 54,257,000 		Sole
James River Coal Co	NOTE 3.125% 3/1	470355AH1	 1,171 		 3,660,000 		Sole
Janus Capital Group Inc	NOTE 3.250% 7/1	47102XAG0	 13,218 	 12,756,000 		Sole
Jefferies Group, Inc	DBCV 3.875%11/0	472319AG7	 19,641 	 19,740,000 		Sole
Knight Capital Group	NOTE 3.500% 3/1	499005AE6	 2,987 		 3,000,000 		Sole
KCAP Financial Inc 	NOTE 8.750% 3/1	500233AB7	 38,476 	 32,995,000 		Sole
L-3 Comm Holdings	DEBT 3.000% 8/0	502413AW7	 3,650 		 3,600,000 		Sole
Laboratory Corp of Amer NOTE 9/1	50540RAG7	 5,933 		 5,110,000 		Sole
LAM Research Corp	NOTE 0.500% 5/1	512807AJ7	 3,648 		 3,780,000 		Sole
Leap Wireless Int'l	NOTE 4.500% 7/1	521863AL4	 1,051 		 1,100,000 		Sole
Level 3 Comm	        NOTE 7.000% 3/1	52729NBP4	 60,654 	 50,810,000 		Sole
Level 3 Comm	        NOTE 6.500%10/0	52729NBR0	 3,065 		 2,155,000 		Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	 152,535 	 159,306,000 		Sole
LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2	 2,160 		 2,092,000 		Sole
Linear Technology Corp	NOTE 3.000% 5/0	535678AC0	 1,150 		 1,100,000 		Sole
Massey Energy Company	NOTE 3.250% 8/0	576203AJ2	 3,180 		 3,300,000 		Sole
McMoRan Exploration Co	NOTE 4.000%12/3	582411AJ3	 9,394 		 8,295,000 		Sole
Medicis Pharmaceuticals	NOTE 1.375% 6/0	584690AC5	 1,490 		 1,365,000 		Sole
Medicis Pharmaceuticals	NOTE 2.500% 6/0	58470KAA2	 4,149 		 2,725,000 		Sole
Medtronic, Inc	        NOTE 1.625% 4/1	585055AM8	 9,006 		 8,978,000 		Sole
Metlife Inc	        UNIT 99/99/9999	59156R116	5,754  		 129,700		Sole
Microchip Technology	SDCV 2.125%12/1	595017AB0	 6,303 		 4,975,000 		Sole
Micron Technology	NOTE 1.500% 8/0	595112AQ6	 3,151 		 3,400,000 		Sole
Molson Coors Brewing	NOTE 2.500% 7/3	60871RAA8	 14,438 	 14,207,000 		Sole
Molycorp, Inc.	        DBCV 3.250% 6/1	608753AA7	 12,675 	 19,060,000 		Sole
Molycorp, Inc.	        NOTE 6.000% 9/0	608753AF6	 16,337 	 16,861,000 		Sole
Morgans Hotel Group	NOTE 2.375%10/1	61748WAB4	 9,421 		 9,814,000 		Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4	 1,260 		 2,700,000 		Sole
National Retail Prop	NOTE 3.950% 9/1	637417AA4	 2,555 		 1,921,000 		Sole
National Retail Prop	NOTE 5.125% 6/1	637417AC0	   213	 	 175,000		Sole
Navistar Intl	        NOTE 3.000%10/1	63934EAL2	 3,967 		 4,330,000 		Sole
NetApp, Inc	        NOTE 1.750% 6/0	64110DAB0	 76,995 	 68,440,000 		Sole
New York Comm Bancorp 	UNIT 99/99/9999	64944P307	 40,474 	 818,484 		Sole
Newmont Mining Corp	NOTE 1.250% 7/1	651639AH9	 149,307 	 126,141,000 		Sole
Newmont Mining Corp	NOTE 1.625% 7/1	651639AJ5	 32,314 	 24,690,000 		Sole
Northgate Minerals Corp	NOTE 3.500%10/0	666416AB8	 32,825 	 29,980,000 		Sole
LAM Research Corp	NOTE 2.625% 5/1	670008AD3	 91,471 	 73,028,000 		Sole
Omnicare, Inc	        NOTE 3.750%12/1	681904AN8	    408	 	 275,000		Sole
Omnicom Group	        NOTE 7/3	681919AV8	 22,603 	 21,386,000 		Sole
Omnicom Group	        NOTE 7/0	682134AA9	 72,377 	 67,547,000 		Sole
PHH Corporation	        NOTE 4.000% 9/0	693320AN3	 13,525 	 12,042,000 		Sole
PPL Corporation	        UNIT 99/99/9999S 69351T114	1,989		 37,000			Sole
Prologis, Inc	        NOTE 3.250% 3/1	74340XAT8	 7,334 		 6,440,000 		Sole
Prospect Capital Corp	NOTE 6.250%12/1	74348TAC6	 114,187 	 107,470,000 		Sole
Prospect Capital Corp	NOTE 5.500% 8/1	74348TAD4	153		 150,000		Sole
Pulse Electronics Corp	NOTE 7.000%12/1	74586WAA4	 1,051 		 1,420,000 		Sole
Rambus Inc	        NOTE 5.000% 6/1	750917AC0	501		 500,000		Sole
Rayonier Inc	        NOTE 4.500% 8/1	75508AAC0	 46,194 	 29,260,000 		Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 28,543 	 26,429,000 		Sole
Royal Gold, Inc	        NOTE 2.875% 6/1	780287AA6	 8,386 		 7,505,000 		Sole
Safeguard Scientifics	DBCV 5.250% 5/1	786449AJ7	 3,741 		 3,500,000 		Sole
Saks	                NOTE 2.000% 3/1	79377WAL2	 34,159 	 33,004,000 		Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AM7	 29,118 	 57,660,000 		Sole
Sotheby's	        NOTE 3.125% 6/1	835898AC1	 66,847 	 61,646,000 		Sole
Steel Dynamics, Inc	NOTE 5.125% 6/1	858119AP5	 45,782 	 41,906,000 		Sole
Sterlite Industries Ltd	NOTE 4.000%10/3	859737AB4	 117,712 	 121,824,000 		Sole
Stillwater Mining Co.	NOTE 1.750%10/1	86074QAL6	 28,279 	 24,080,000 		Sole
SunPower Corp	        DBCV 4.500% 3/1	867652AE9	 2,291 		 2,450,000 		Sole
Symantec Corporation	NOTE 1.000% 6/1	871503AF5	 5,996 		 5,565,000 		Sole
Teleflex Incorporated	NOTE 3.875% 8/0	879369AA4	 12,055 	 9,390,000 		Sole
Teva Pharm	        DBCV 0.250% 2/0	88163VAE9	 137,511 	 134,157,000 		Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 2,770 		 2,022,000 		Sole
Tyson Foods, Inc	NOTE 3.250%10/1	902494AP8	 97,121 	 80,265,000 		Sole
United States Steel 	NOTE 4.000% 5/1	912909AE8	 2,160 		 2,000,000 		Sole
Vector Group Ltd	FRNT 1/1	92240MAY4	 27,250 	 25,000,000 		Sole
Virgin Media Inc	NOTE 6.500%11/1	92769LAB7	 4,119 		 2,000,000 		Sole
Viropharma Inc	        NOTE 2.000% 3/1	928241AH1	 2,801 		 2,000,000 		Sole
Volcano Corporation	NOTE 1.750%12/0	928645AB6	 1,771 		 1,750,000 		Sole
XPO Logistics, Inc.	NOTE 4.500%10/0	983793AA8	 18,911 	 15,800,000 		Sole
Xilinx, Inc	        NOTE 2.625% 6/1	983919AF8	 126,382 	 92,630,000 		Sole
			                                3,902,500